Trade Accounts Receivable, Net - Schedule of Changes in Reported CECLA (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
CECLA As of December 31, 2022	$ (21)
Current-period adjustment to CECLA	2
CECLA As of December 31, 2023	$ (19)